March 11, 1997


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

               Re:  Prudential Utility Fund, Inc.
                    (File No. 2-72097 and 811-3175)

Ladies and Gentlemen:

               Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933 (the "1933 Act"), the Fund hereby certifies (i) that its Prospectus that would have been filed pursuant to Rule 497(c) would not have differed from the Prospectus contained in Post-Effective Amendment No. 25 and (ii) that the text of Post-Effective Amendment No. 25 was filed electronically on March 4, 1997.

                                        Prudential Utility Fund, Inc.

                                        By: /s/ Marguerite E. H. Morrison
                                            ---------------------------------
                                            Marguerite E. H. Morrison
                                            Assistant Secretary